COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies
COMMITMENTS AND CONTINGENCIES

General Legal Matters

The Company is involved, from time to time, in various legal actions and claims in the ordinary course of business. In the opinion of management, the aggregate amount of any potential liability is not expected to have a material adverse effect on the Company’s financial position or results.

Specific Legal Matters

Mongolia Mining Division Sale – Arbitration Proceedings with Uranium Industry a.s

In November 2015, the Company sold all of its mining assets and operations located in Mongolia to Uranium Industry a.s (“UI”) pursuant to an amended and restated share purchase agreement (the “GSJV Agreement”). The primary assets at that time were the exploration licenses for the Hairhan, Haraat, Gurvan Saihan and Ulzit projects. As consideration for the sale per the GSJV Agreement, the Company received cash consideration of USD$1,250,000 prior to closing and the rights to receive additional contingent consideration of up to USD$12,000,000.

On September 20, 2016, the Mineral Resources Authority of Mongolia (“MRAM”) formally issued mining license certificates for all four projects, triggering Denison’s right to receive contingent consideration of USD$10,000,000 (collectively, the “Mining License Receivable”). The original due date for payment of the Mining License Receivable by UI was November 16, 2016.

Under an extension agreement between UI and the Company, the payment due date of the Mining License Receivable was extended from November 16, 2016 to July 16, 2017 (the “Extension Agreement”). As consideration for the extension, UI agreed to pay interest on the Mining License Receivable amount at a rate of 5% per year, payable monthly up to July 16, 2017 and they also agreed to pay a USD$100,000 instalment amount towards the balance of the Mining License Receivable amount. The required payments were not made.

On February 24, 2017, the Company served notice to UI that it was in default of its obligations under the GSJV Agreement and the Extension Agreement and on December 12, 2017, the Company filed a Request for Arbitration between the Company and UI under the Arbitration Rules of the London Court of International Arbitration. Hearings in front of the arbitration panel were held in December 2019. The final award was rendered by an arbitration panel on July 27, 2020, with the panel finding in favour of Denison and ordering UI to pay the Company USD$10,000,000 plus interest at a rate of 5% per annum from November 16, 2016, plus certain legal and arbitration costs. Denison and UI have exchanged correspondence, and award recovery options are being considered.

Arbitration Proceedings with Orano Canada Inc. (“Orano Canada”) and OURD (Canada) Co., Ltd. (“OURD”)

Denison commenced arbitration with Orano Canada and OURD in October 2019, with Denison’s initial written submission made on March 9, 2020. Denison claimed that certain payments it was required to make related to matters outside the scope of the joint venture agreement for the MLJV. Proceedings in front of the arbitration panel were held in October 2020 and the panel released its decision in December 2020, finding in favour of Orano Canada and OURD on the facts. A settlement was agreed amongst the parties whereby Denison would pay $850,000 in respect of legal fees and expenses incurred by Orano Canada and OURD. This amount has been accrued as a payable at year end and is included in Other income (expense) in 2020. Denison paid the settlement amount in January 2021.

Performance Bonds and Letters of Credit

In conjunction with various contracts, reclamation and other performance obligations, the Company may be required to issue performance bonds and letters of credit as security to creditors to guarantee the Company’s performance. Any potential payments which might become due under these items would be related to the Company’s non-performance under the applicable contract. As at December 31, 2020, the Company had outstanding letters of credit of $24,135,000 for reclamation obligations of which $24,000,000 is collateralized by the Company’s 2020 credit facility (see note 14) and the remainder is collateralized by cash (see note 9).